BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Amortisation) (Details)	12 Months Ended
Dec. 31, 2021
Capitalised development expenditure [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	15 years
Patents and licences [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6-15
Other (including acquired customer and supplier lists) [Member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated useful lives of intangible assets (In years)	6-15